Capital stock - Retained Earnings (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2013
Share Capital [Abstract]
Amount	$ 325,012,754	$ 243,624,754	$ 173,942,373	$ 66,956,082	$ 134,610,709	$ 93,060,330	$ 126,030,181	$ 45,082,793	$ 24,221,997	$ 204,265,028
Reinvested earnings	325,012,754	243,624,754	173,942,373	66,956,082	134,610,709	93,060,330	126,030,181	45,082,793	24,221,997	204,265,028
Distributed earnings	0	0	0	0	0	22,541,485	126,030,181	45,082,793	24,221,997	204,265,028
Amount that may be subject to withholding	325,012,754	243,624,754	173,942,373	66,956,082	134,610,709	70,518,845	0	0	0	0
Amount not subject to withholding	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0